Performance Management - MILLER CONVERTIBLE TOTAL RETURN ETF	Jan. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.MillerFamilyOfFunds.com.

Performance One Year or Less [Text]	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	www.MillerFamilyOfFunds.com